Provisions (Details) - Schedule of provisions - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	S/ 26,161	S/ 53,052
Additions, note 23	24,222
Exchange difference	728
Additions, note 23		22,385
Unwinding of discounts, note 25	427	458
Payments and advances	(16,817)	(49,734)
Ending Balance	34,721	26,161
Current portion	9,380	18,518
Non-current portion	25,341	7,643
Provisions	34,721	26,161
Worker' Profit-Sharing [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	13,903	14,341
Additions, note 23	9,513
Exchange difference
Additions, note 23		15,169
Unwinding of discounts, note 25
Payments and advances	(14,036)	(15,607)
Ending Balance	9,380	13,903
Current portion	9,380	13,903
Non-current portion
Provisions	9,380	13,903
Long-term Incentive Plan [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	8,514	36,000
Additions, note 23	5,759
Exchange difference
Additions, note 23		6,523
Unwinding of discounts, note 25	343	118
Payments and advances	(2,526)	(34,127)
Ending Balance	12,090	8,514
Current portion		2,700
Non-current portion	12,090	5,814
Provisions	12,090	8,514
Rehabilitation Provision [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	1,829	1,489
Additions, note 23	7,775
Exchange difference	728
Additions, note 23
Unwinding of discounts, note 25	84	340
Payments and advances	(255)
Ending Balance	10,161	1,829
Current portion
Non-current portion	10,161	1,829
Provisions	10,161	1,829
Provision of legal contingencies [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning Balance	1,915	1,222
Additions, note 23	1,175
Exchange difference
Additions, note 23		693
Unwinding of discounts, note 25
Payments and advances
Ending Balance	3,090	1,915
Current portion		1,915
Non-current portion	3,090
Provisions	S/ 3,090	S/ 1,915